Issued capital - Schedule of detailed information about issued capital (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Balance, beginning of the year (Shares)	64,006	64,727
Balance, beginning of the year (Cost)	$ 274,554	$ 265,697
Exercise of warrants (Shares)		10
Exercise of warrants		$ 90
Exercise of stock options (Shares)		36
Exercise of stock options		$ 187
Exercise of restricted share units (Shares)	45	106
Share repurchase (Shares)		(873)
Share repurchase		$ (6,088)
Balance, end of the year (Shares)	64,051	64,006
Balance, end of the year (Cost)	$ 255,799	$ 274,554
Issued Capital [Member]
Disclosure of classes of share capital [line items]
Balance, beginning of the year (Shares)	64,006	64,727
Balance, beginning of the year (Cost)	$ 411,646	$ 415,982
Exercise of warrants (Shares)	0	10
Exercise of warrants	$ 0	$ 124
Exercise of stock options (Shares)	0	36
Exercise of stock options	$ 0	$ 320
Exercise of restricted share units (Shares)	45	106
Exercise of restricted share units	$ 649	$ 1,308
Share repurchase (Shares)	0	(873)
Share repurchase	$ 0	$ (6,088)
Balance, end of the year (Shares)	64,051	64,006
Balance, end of the year (Cost)	$ 412,295	$ 411,646